GOODWILL	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2020	2019
Balance at beginning of year	$154,381	$211,074
Goodwill allocated to discontinued operations (note 5(c))	—	(53,214)
Adjusted balance at beginning of year	154,381	157,860
Goodwill acquired (note 5(a) and 5(b))	11,076	—
Foreign currency translation adjustments	10,088	(3,479)
	$175,545	$154,381

IoT Solutions	$138,630	$121,429
Embedded Broadband	36,915	32,952
	$175,545	$154,381
We assessed the recoverability of goodwill as at October 1, 2020 for each of the identified reporting units and determined that the fair value of each of the two reporting units exceeded its carrying value. There was no impairment of goodwill during the years ended December 31, 2020, and 2019